CLEARBRIDGE ENERGY MLP OPPORTUNITY FUND INC.

ARTICLES OF AMENDMENT

ClearBridge Energy MLP Opportunity Fund Inc., a Maryland corporation (the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

FIRST:            The charter of the Corporation (the “Charter”) is hereby amended to change the name of the Corporation to “ClearBridge Energy Midstream Opportunity Fund Inc.”

SECOND:       The foregoing amendment to the Charter has been approved by a majority of the entire Board of Directors of the Corporation and is limited to a change expressly authorized by Section 2-605 of the Maryland General Corporation Law to be made without action by the stockholders.

THIRD:           The foregoing amendment to the Charter shall become effective as of 5:00 p.m. EST on November 16, 2018.

FOURTH:       The undersigned Chairman of the Board, President and Chief Executive Officer of the Corporation acknowledges these Articles of Amendment to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned Chairman of the Board, President and Chief Executive Officer acknowledges that to the best of her knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

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State of Maryland Department of Assessments and Taxation	Larry Hogan Governor

Charter Division	Michael L. Higgs Acting Director

Date: 11/15/2018

HIQ CORPORATE SERVICES, INC.

715 SAINT PAUL ST

BALTIMORE MD 21202-2311

THIS LETTER IS TO CONFIRM ACCEPTANCE OF THE FOLLOWING FILING:

ENTITY NAME DEPARTMENT ID TYPE OF REQUEST DATE FILED TIME FILED RECORDING FEE EXPEDITED FEE FILING NUMBER CUSTOMER ID WORK ORDER NUMBER	: CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC. : D14048078 : ARTICLES OF AMENDMENT / NAME CHANGE : 11-15-2018 : 01:45 PM : $100.00 : $425.00 : 1000362011654599 : 0003692919 : 0004909496

PLEASE VERIFY THE INFORMATION CONTAINED IN THIS LETTER. NOTIFY THIS DEPARTMENT IN WRITING IF ANY INFORMATION IS INCORRECT. INCLUDE THE CUSTOMER ID AND THE WORK ORDER NUMBER ON ANY INQUIRIES.

Charter Division

Baltimore Metro Area (410) 767-1350

Outside Metro Area (888) 246-5941

ENTITY TYPE:	ORDINARY BUSINESS - STOCK
STOCK:	Y
CLOSE:	N
EFFECTIVE DATE:	11-15-2018
PRINCIPAL OFFICE:	2405 YORK ROAD
SUITE 201
LUTHERVILLE TIMONIUM MD 21093-2264
RESIDENT AGENT:	THE CORPORATION TRUST INCORPORATED
2405 YORK ROAD
SUITE 201
LUTHERVILLE TIMONIUM MD 21093-2264

COMMENTS:

THIS AMENDMENT RECORD INDICATES THE NAME CHANGE

FROM:                 CLEARBRIDGE ENERGY MLP OPPORTUNITY FUND INC.

TO:                       CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.

EFFECTIVE:    NOVEMBER 16, 2018 @ 5:00 PM EST